Purchase price	12 Months Ended
Dec. 31, 2021
Business Combination Purchase Price [Abstract]
Business Combination Purchase Price Disclosure
3. Purchase price
The fair value of the purchase price, as determined on February 26, 2021, in the unaudited pro forma condensed combined financial information below is based on (i) Ventyx’s value per share of $3.06 per share of common stock and Series
A-1
share; and (ii) the weighted average grant date fair values of options to purchase Ventyx common stock issued in the acquisitions of Zomagen and Oppilan of $2.87 per share and $1.86 per share, respectively.
The following table summarizes the components of the purchase price for Zomagen and Oppilan:

	ZOMAGEN BIOSCIENCES, LTD	OPPILAN PHARMA, LTD
Ventyx common shares issued	457,944	360,854
Ventyx’s share value	$3.06	$3.06

	$1,401,309	$1,104,213
Ventyx Series A-1 shares issued	2,003,768	4,049,143
Ventyx’s Series A-1 share value	$3.06	$3.06

	$6,131,530	$12,390,378

Stock consideration	$7,532,839	$13,494,591
Outstanding options to purchase shares of Ventyx common stock	30,483	75,955
Ventyx’s option value	$2.87	$1.86

	$87,486	$141,276
Transaction fees	$206,647	$370,195

Total purchase price	$7,826,972	$14,006,062

This purchase price has been used to prepare the transaction accounting adjustments in the unaudited pro forma condensed combined financial information.